Foreign activities (Tables)	12 Months Ended
Mar. 31, 2026
Text Block [Abstract]
Consolidated Income Statement and Total Assets Information by Major Geographic Area
The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

		Americas
	Japan	United States of America	Others	Europe	Asia/ Oceania excluding Japan, and others	Total

	(in billions of yen)
Fiscal year ended March 31, 2024:
Total revenue (1)	2,827.1	3,584.4	198.5	803.7	1,097.1	8,510.7
Total expenses (2)	2,171.8	2,978.7	191.6	817.1	728.4	6,887.6

Income (loss) before income tax expense	655.3	605.6	6.8	(13.3)	368.6	1,623.1

Net income (loss)	449.0	491.1	(1.6)	(50.0)	309.5	1,198.0

Total assets at end of fiscal year	170,063.8	57,036.0	4,483.0	19,142.1	21,448.2	272,173.2

Fiscal year ended March 31, 2025:
Total revenue (1)	2,151.3	3,724.5	246.9	840.6	1,206.6	8,169.9
Total expenses (2)	2,681.2	2,701.8	297.0	902.2	828.4	7,410.6

Income (loss) before income tax expense (benefit)	(529.9)	1,022.7	(50.1)	(61.6)	378.2	759.3

Net income (loss)	(521.5)	926.3	(59.0)	(91.1)	305.1	559.8

Total assets at end of fiscal year	171,683.9	58,654.1	3,990.2	19,835.4	22,577.7	276,741.2

Fiscal year ended March 31, 2026:
Total revenue (1)	3,467.9	3,299.5	226.2	795.6	1,005.3	8,794.5
Total expenses (2)	3,226.2	2,110.3	211.8	793.6	767.1	7,108.9

Income before income tax expense	241.8	1,189.2	14.4	2.1	238.2	1,685.6

Net income (loss)	62.1	1,112.3	5.5	(25.9)	172.0	1,326.0

Total assets at end of fiscal year	175,801.6	64,059.6	5,035.8	23,341.1	26,657.6	294,895.7

Notes:
(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for credit losses and Noninterest expenses.